Revenue - Disaggregation of Net Revenues by Major Source (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from:
Revenues from sales of goods and services	$ 31,622	$ 24,285	$ 26,149
Finance and interest income	986	988	1,164
Rents and other income on operating lease	820	759	766
Finance, interest and other income	1,806	1,747	1,930
Total Revenues	33,428	26,032	28,079
Sales of goods
Revenues from:
Revenues from sales of goods and services	30,613	23,333	25,103
Rendering of services and other revenues
Revenues from:
Revenues from sales of goods and services	688	637	660
Rents on assets sold with a buy-back commitment
Revenues from:
Revenues from sales of goods and services	$ 321	$ 315	$ 386